CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Share Capital	Equity Reserve	Deficit	Total
Balance at the beginning at Dec. 31, 2018	$ 267,595,776	$ 24,394,532	$ (265,329,233)	$ 26,661,075
Balance at the beginning (in shares) at Dec. 31, 2018	23,481,269
Share based compensation		2,001,087		2,001,087
Public offering	$ 14,929,176			14,929,176
Public offering (in shares)	3,320,000
Share issue cost	$ (844,832)			(844,832)
Shares issued to Stibnite Foundation (or share based payments)	$ 877,500			877,500
Shares issued to Stibnite Foundation (or share based payments) (in shares)	150,000
Shares issued through Stock Appreciation Rights	$ 137,836	(203,241)		(65,405)
Shares issued through Stock Appreciation Rights (in shares)	22,586
Exercise of options	$ 794,123	(309,861)		484,262
Exercise of options (in shares)	138,695
Comprehensive loss for the year			(11,299,887)	(11,299,887)
Net Loss for the year			(11,299,887)	(11,299,887)
Balance at the end at Dec. 31, 2019	$ 283,489,579	25,882,517	(276,629,120)	32,742,976
Balance at the end (in shares) at Dec. 31, 2019	27,112,550
Share based compensation		1,546,771		1,546,771
Shares issued upon conversion of Convertible Notes	$ 242,142,800			242,142,800
Shares issued upon conversion of Convertible Notes (in shares)	19,969,280
Share issue cost	$ (22,148)			(22,148)
Shares issued through Stock Appreciation Rights	$ 233,103	(186,334)		46,769
Shares issued through Stock Appreciation Rights (in shares)	24,142
Exercise of options	$ 2,872,454	(1,066,689)		1,805,765
Exercise of options (in shares)	375,162
Comprehensive loss for the year			(220,632,107)	(220,632,107)
Net Loss for the year			(220,632,107)	(220,632,107)
Balance at the end at Dec. 31, 2020	$ 528,715,788	$ 26,176,265	$ (497,261,227)	$ 57,630,826
Balance at the end (in shares) at Dec. 31, 2020	47,481,134